Compensation Expense for Share-Based Payment Arrangements and Associated Tax Impacts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	$ 70.3	$ 52.7	$ 25.4
Tax Benefits Recognized	26.5	19.3	9.3
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	34.1	27.6	27.9
Stock and Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	36.2	25.1	19.7
Performance-Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense			$ (22.2)